Inventories - Summary of Inventories, (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 2,577	$ 1,967	$ 1,237	$ 1,768
Finished goods	171,958	146,999	183,893	147,961
Total inventories	$ 174,535	$ 148,966	$ 185,130	$ 149,729